Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

The movement in intangible assets during the year is as follows:

	Brand	Subscribers Relationship	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD	USD	USD
2024
Cost:
At January 1, 2024	-	-	3,852,177	530,502	1,295,033	125,023	5,802,735
Additions	-	-	-	-	-	1,129,315	1,129,315
Additions – Asset Acquisition (note 1)	76,000,000	19,000,000	-	-	-	-	95,000,000
Additions – internally developed	-	-	119,010	-	-	-	119,010
Transfers	-	-	-	3,171	-	(3,171)	-
At December 31, 2024	76,000,000	19,000,000	3,971,187	533,673	1,295,033	1,251,167	102,051,060

Amortization:
At January 1, 2024	-	-	3,394,473	489,345	734,144	-	4,617,962
Charge for the period	-	4,771,690	353,241	16,500	534,285	-	5,675,716
At December 31, 2024	-	4,771,690	3,747,714	505,845	1,268,429	-	10,293,678

Net carrying amount:
At December 31, 2024	76,000,000	14,228,310	223,473	27,828	26,604	1,251,167	91,757,382

2025
Cost:
At January 1, 2025	76,000,000	19,000,000	3,971,187	533,673	1,295,033	1,251,167	102,051,060
Additions – internally developed	-	-	47,906	-	-	641,064	688,970
Transfers	-	-	-	-	1,737,355	(1,737,355)	-
Impairment	(15,000,000)	-	-	-	-	-	(15,000,000)
At December 31, 2025	61,000,000	19,000,000	4,019,093	533,673	3,032,388	154,876	87,740,030

Amortization:
At January 1, 2025	-	4,771,690	3,747,714	505,845	1,268,429	-	10,293,678
Charge for the period	-	6,333,333	62,312	5,720	485,820	-	6,887,185
At December 31, 2025	-	11,105,023	3,810,026	511,565	1,754,249	-	17,180,863

Net carrying amount:
At December 31, 2025	61,000,000	7,894,977	209,067	22,108	1,278,137	154,876	70,559,168

Schedule of Amortization Charged

Amortization charged is allocated as follows:

	2025	2024
	USD	USD

Cost of revenue - Amortization of intangible assets (note 6)	6,872,476	5,541,431
General and administrative expenses (note 8)	14,709	134,285
	6,887,185	5,675,716